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               [Transamerica Life Insurance Company Letterhead]




March 12, 2002

VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA D
     File No. 811-09777, CIK 0001034622
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA D, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Alliance Variable Products Series Fund, Inc., Endeavor Series Trust, Janus Aspen Series, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..  On February 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);
..  On March 6, 2002, Alliance Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);
..  On March 5, 2002, Endeavor Series Trust filed its annual report with the
   Commission via EDGAR (CIK: 0000847254);
..  On February 20, 2002, Janus Aspen Series filed its annual report with the
   Commission via EDGAR (CIK: 0000906185);
..  On March 4, 2002, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001002786);
..  On February 27, 2002, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);
..  On February 27, 2002, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and
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Securities and Exchange Commission
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March 12, 2002



.. On February 27, 2002, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group